Income and expenses - Income taxes - Deferred tax Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 4,371	€ 4,983	[1]	€ 5,747
Deferred tax assets	€ 227	201	[1]	192
Increase decrease deferred tax and unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Belgian Patent Income Deduction percentage	80.00%
Innovation income deduction %	85.00%
Unused tax loss carry-forward, tax credits and other	€ 48,648	43,172		32,615
Unused tax loss carry-forward, tax credits and other (MAT NV)	35,578	27,878		21,878
Tax losses, notional interest deduction and other tax benefits	300	€ 1,800		€ 2,000
Deferred tax liabilities	6,806
Deferred tax assets	€ 0

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.